FAIR VALUE ESTIMATES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE ESTIMATES
Schedule of estimated fair value of the cash

	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Carrying Value
At March 31, 2021:
Assets
Cash	$ 325,923	$ -	$ -	$ 325,923
Promissory Note Receivable	$ 275,000	$ -	$ -	$ 275,000
Liabilities
8% Senior Secured Convertible Promissory Note, Issued March 5, 2021	$ -	$ -	$1,250,000	$1,250,000
Loan from MAAB	$ -	$ -	$ 963,203	$ 963,203

At December 31, 2020:
Assets
Cash	$ 38,517	$ -	$ -	$ 38,517
Liabilities
8% Senior Secured Convertible Promissory Note	$ -	$ -	$ 688,166	$ 688,166
8% Senior Secured Convertible Promissory Note issued December 2, 2019	$ -	$ -	$ 121,691	$ 121,691
Loan from MAAB	$ -	$ -	$1,209,350	$1,209,350

	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying
	(Level 1)	(Level 2)	(Level 3)	Value
At December 31, 2020:
Assets
Cash	$38,517			$38,517
Liabilities
8% Senior Secured Convertible Promissory Note			$688,166	$688,166
8% Senior Secured Convertible Promissory Note issued December 2, 2019			$121,691	$121,691
Loan from MAAB			$1,209,350	$1,209,350

At December 31, 2019:
Assets
Cash	$1,159			$1,159

Liabilities
8% Senior Secured Convertible Promissory Note			$983,524	$983,524
8% Senior Secured Convertible Promissory Note issued December 2, 2019			$149,546	$149,546
Loan from MAAB			$750,017	$750,017